Unaudited Condensed Consolidated Statements of Cash Flows	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities
Net loss	$ (944,190)	$ (2,927,667)	$ (5,259,037)	$ (8,280,844)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,021	1,286	32,025	28,531
Stock-based compensation	48,773	2,031,631	2,773,460	185,933
Provision for doubtful accounts			11,993	1,455,101
Other non-cash expenses	210,040	176,283	532,769	1,244,245
Loss on investment in equity securities	50,877		339,171	221,888
Amortization of right-of-use asset	106,927	101,260	168,896	351,859
Deferred tax expense				115,668
Changes in operating assets and liabilities:
Accounts receivable				228,557
Inventories	(11,460)
Prepaid expenses and other current assets	(149)	(53,380)	12,948	101,926
Due from related parties	54,113	(140,364)	(293,962)	(321,776)
Accrued expenses and other current liabilities	40,113	(43,605)	152,819	638,762
Contract liabilities			1,615	68,515
Other assets – tenant security deposit	5,029			13,700
Taxes payables			(112,946)	112,946
Operating lease liabilities	(106,927)	(101,260)	(168,896)	(351,859)
Net cash used in operating activities	(539,833)	(955,816)	(1,809,145)	(4,186,848)
Cash flows from investing activities
Purchase of equipment				(21,201)
Prepayment for equity investment				(338,985)
Net cash used in investing activities				(360,186)
Cash flows from financing activities
Issuance of common stock				1,050,000
Proceeds from short-term loans		30,000
Repayment of short-term loans	(29,250)		(29,152)	(1,000,000)
Proceeds from issuance of warrants		394,071	394,071	2,406,338
Proceeds from exercise of warrants	411,667		947,500
Proceeds from (repayment of) related party payables			599,552	(186,499)	[1]
Proceeds from convertible notes payable		282,095	342,095	1,462,622
Due to related parties, net	46,339	217,981
Repayment of convertible notes payable			(327,017)
Repurchase of treasury stocks			(7,320)
Proceeds from issuance of a promissory note			30,000
Proceeds from common stock subscription			31,040
Proceeds from subsidiary's executive contribution				137,500
Net cash provided by financing activities	428,756	924,147	1,980,769	3,869,961
Effect of exchange rate changes on cash and cash equivalents and restricted cash	6,830	(26,109)	(24,589)	2,125
Net decrease in cash and cash equivalents and restricted cash	(104,247)	(57,778)	147,035	(674,948)
Cash and cash equivalents and restricted cash
Beginning	863,815	716,780	716,780	1,391,728
Ending	759,568	659,002	863,815	716,780
Supplemental disclosure of cash flows
Interest expense paid	5,231	5,701	22,539	33,180
Income taxes paid			25,863	27,392
Non-cash financing and investing activities
Prepayment for asset acquisition by issuing common stock to a third party				691,900
Acquiring control of the land	7,670,000
Issuance of common stock for conversion of debt	47,579	467,574	593,714	1,786,686
Conversion of convertible note due from related parties to equity investment	$ 563,819
Issuance of subsidiary’s common stock for consulting services			$ 383,500

[1]	Due to related parties previously reported amount was reclassified to financing activities based on current year’s presentation.